Schedule of Transactions Between Related Parties (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Short-term loans (1)	₪ 11,000
Other receivables (Note 12B)	138,796	₪ 134,660
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Short-term loans (1)	11,000
Other receivables (Note 12B)	₪ 428	₪ 614